Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,937,000
Previously Paid Amount	0.00
Total Fee Amount	681.80
Total Offset Amount	0.00
Net Fee	681.80
Narrative - Max Aggregate Offering Price	$ 4,937,000
Final Prospectus	true